Average Annual Total Returns{- Franklin Rising Dividends VIP Fund} - FTVIP Class 4-61 - Franklin Rising Dividends VIP Fund	Class 4 Return Before Taxes Past 1 year	Class 4 Return Before Taxes Past 5 years	Class 4 Return Before Taxes Past 10 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	15.85%	14.65%	12.25%	18.40%	15.21%	13.88%